10. Commitments (Details Narrative March 2016) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Prepaid rent	$ 83,473	$ 90,838
Prepaid rent, noncurrent	54,012	61,377
Landlord's leasehold obligation	52,151	56,538
Landlord's leasehold obligation, noncurrent portion	34,146	$ 38,791
Security deposit	$ 66,000